INCOME TAXES (Textual) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Effective Income Tax Rate Reconciliation, Tax Credit, Percent				16.50%	16.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	28.70%	28.70%	32.30%	25.00%	25.00%
Disposition Of Assets Tax Percentage				10.00%	10.00%
Undistributed Earnings (Loss) Available to Common Shareholders, Basic				$ 17,223	¥ 112,059
Remaining Balance Of Undistributed Earnings Available To Commonshareholders				11,712	76,202
Deferred Tax Assets, Operating Loss Carryforwards				20,971					¥ 136,445		¥ 130,404
Unrecognized tax benefits	$ 1,337			1,352			¥ 8,843	¥ 8,386	8,799	$ 1,402	9,124
Deferred tax assets tax credit carryforwards alternative minimum tax	156			213				976	1,389		932
Deferred tax assets tax credit carryforwards other	1,181			1,139				7,410	¥ 7,410		¥ 8,192
Unrecognized tax benefits decrease resulting from settlements with taxing authorities				163	1,063	¥ 0
Unrecognized Tax Benefits, Interest on Income Taxes Expense				113	734	573	279
Unrecognized Tax Benefits, Income Tax Penalties Expense							¥ 275
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense				178	1,160	¥ 1,666
Accrued interest related to unrecognized tax benefits	89							¥ 557
The Group [Member]
Unrecognized tax benefits decrease resulting from settlements with taxing authorities	$ 939	¥ 5,888		$ 905	¥ 5,888
Maximum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date				Dec. 31, 2022	Dec. 31, 2022
Minimum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date				Dec. 31, 2018	Dec. 31, 2018